Statement of Cash Flows (USD $) In Thousands	3 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ (575)	$ 19,790
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	1	1
Deferred income taxes	349	11,441
Changes in operating assets and liabilities:
Accounts receivable		(21,000)
Prepaid expenses and other current assets	33	(27)
Income taxes receivable	(1,370)
Accounts payable	88	(1,667)
Accrued expenses	250	106
Accrued employee compensation	(683)	618
Income taxes payable		2,034
Net cash provided by (used in) operating activities	(1,907)	11,296
Net increase (decrease) in cash and cash equivalents	(1,907)	11,296
Cash and cash equivalents, beginning of period	25,779	3,578
Cash and cash equivalents, end of period	$ 23,872	$ 14,874